SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023
Net operating loss carryforward	$ 615,083	$ 751,916	$ 397,846
Timing differences
Total gross deferred tax assets	615,083	751,916	397,846
Less: Deferred tax asset valuation allowance	(615,083)	(751,916)	(397,846)
Total net deferred taxes
Restatement [Member]
Net operating loss carryforward		397,846
Timing differences
Total gross deferred tax assets		397,846
Less: Deferred tax asset valuation allowance		(397,846)
Total net deferred taxes